COMMITMENTS AND CONTINGENT LIABILITIES (Lease Commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Minimum lease payments under operating leases for its motor vehicles and facilities:
2016	$ 1,602
2017	1,115
2018	572
2019	442
2020	258
2021	162
Total	4,151
Rental expenses for motor vehicles and facility rental expenses	$ 1,194	$ 1,279	$ 1,323